Fees Summary	Mar. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 30,661,010
Previously Paid Amount	0.00
Total Fee Amount	4,234.29
Total Offset Amount	0.00
Net Fee	4,234.29
Narrative - Max Aggregate Offering Price	$ 30,661,010
Final Prospectus	true